Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
2
1
. Condensed financial information of the parent company
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividend to the Company for the year
s
presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit (loss) of the subsidiaries is presented as “share of profit (loss) of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2018 and 2019.

	As of December 31,
	2018	2019
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	461,054	157,143	22,572
Prepaid expenses and other assets	4,798	4,443	638
Investment in and advances to subsidiaries	5,476,363	8,223,441	1,181,220
Total assets	5,942,215	8,385,027	1,204,430
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	18,333	437,071	62,781
Total liabilities	18,333	437,071	62,781
Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2018 and 2019; 874,071,169 and 964,071,169 issued as of December 31, 2018 and 2019; 827,770,169 and 943,436,904 outstanding as of December 31, 2018 and 2019)	58	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2018 and 2019; 659,000,000 and 586,000,000 issued and outstanding as of December 31, 2018 and 2019)	44	39	6
Additional paid-in capital	5,896,017	5,640,898	810,265
Treasury stock (46,301,000 and 20,634,265 shares as of December 31, 2018 and 2019, respectively)	(332,121)	(47,174)	(6,777)
Statutory reserves	256,006	317,198	45,563
Accumulated other comprehensive income	58,210	70,320	10,097
Retained earnings	45,668	1,966,611	282,486
Total shareholders’ equity	5,923,882	7,947,956	1,141,649
Total liabilities and shareholders’ equity	5,942,215	8,385,027	1,204,430

Statements of comprehensive loss

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses

Sales and marketing expenses	—	(2)	—	—
General and administrative expenses	(71,189)	(57,448)	(25,590)	(3,675)

Profits from operations				—
Other income, net	2,515	21,183	7,898	1,133
Share of profit of subsidiaries	1,151,657	2,505,341	2,390,542	343,380

Net profit	1,082,983	2,469,074	2,372,850	340,838

Accretion on Series A convertible redeemable preferred shares to redemption value	(1,237,274)	—	—	—
Accretion on Series B convertible redeemable preferred shares to redemption value	(905,861)	—	—	—
Accretion on Series C convertible redeemable preferred shares to redemption value	(930,336)	—	—	—

Net profit (loss) attributable to ordinary shareholders	(1,990,488)	2,469,074	2,372,850	340,838

Statements of cash flows

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by (used in) operating activities	(12,178)	12,111	8,474	1,217
Net cash used in investing activities	(720,259)	(69,660)	86,471	12,421
Net cash provided by (used in) financing activities	1,677,222	(438,253)	(401,400)	(57,658)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13,447)	22,098	2,544	366

Net increase (decrease) in cash, cash equivalents and restricted cash	931,338	(473,704)	(303,911)	(43,654)
Cash, cash equivalents and restricted cash-beginning of year	3,420	934,758	461,054	66,226

Cash, cash equivalents and restricted cash-end of year	934,758	461,054	157,143	22,572